Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	$ 5,811	$ 4,910
Available-for-sale securities, Total Cost basis	189
Gross unrealized gains	34	11
Gross unrealized losses	(8)	(22)
AFS, fair value	183
Fair value	5,837	4,899
Cash and equivalents and restricted cash	3,909	4,174
Marketable securities and short-term investments	1,928	725
Changes in fair value recorded in net income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	5,622	4,519
Gross unrealized gains	32	10
Gross unrealized losses	0	0
Fair value	5,654	4,529
Cash and equivalents and restricted cash	3,909	4,174
Marketable securities and short-term investments	1,745	355
Cash
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	1,449	1,715
Fair value	1,449	1,715
Cash and equivalents and restricted cash	1,449	1,715
Time deposits
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,923	2,459
Fair value	2,923	2,459
Cash and equivalents and restricted cash	2,460	2,459
Marketable securities and short-term investments	463
Equity securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Equity securities, Cost basis	1,250	345
Equity securities, Gross unrealized gains	32	10
Equity securities, Fair value	1,282	355
Marketable securities and short-term investments	1,282	355
Changes in fair value recorded in other comprehensive income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	189	391
AFS, Gross unrealized gains	2	1
AFS, Gross unrealized losses	(8)	(22)
AFS, fair value	183	370
Cash and equivalents and restricted cash	0	0
Marketable securities and short-term investments	183	370
Debt securities - U.S. government obligations
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis	189	269
AFS, Gross unrealized gains	2	1
AFS, Gross unrealized losses	(8)	(15)
AFS, fair value	183	255
Debt securities - U.S. government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments	183	255
Debt securities - Other government obligations
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis		58
AFS, fair value		58
Debt securities - Other government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments		58
Debt securities - Corporate
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Available-for-sale securities, Total Cost basis		64
AFS, Gross unrealized losses		(7)
AFS, fair value		57
Debt securities - Corporate | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Marketable securities and short-term investments		57
Restricted cash, current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents and restricted cash	$ 18	$ 18